Income Taxes (Components of Income Tax (Expense) Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal			$ (48)	$ (1,195)	$ 5,264
State			(1,329)	(1,452)	(722)
Total current income tax (expense) benefit			(1,377)	(2,647)	4,542
Deferred:
Federal			126	(39)	(2,192)
State			33	(96)	(132)
Total deferred income tax (expense) benefit			159	(135)	(2,324)
Income tax (expense) benefit from continuing operations	$ (303)	$ 405	$ (1,218)	$ (2,782)	$ 2,218